UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 1620 26th Street, Suite 6500-North

         Santa Monica, CA  90404

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sanije Perrett
Title:     Chief Compliance Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Sanije Perrett     Los Angeles, CA     August 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $86,097 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2     2853  3000000 PRN      SOLE                        0        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     4230   268111 SH       SOLE                   268111        0        0
SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5     7209  7500000 PRN      SOLE                        0        0        0
SMITH & WESSON HLDG CORP       NOTE 4.000%12/1  831756AB7     8521  8888000 PRN      SOLE                        0        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    16136 19500000 PRN      SOLE                        0        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    36831 41500000 PRN      SOLE                        0        0        0
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3    10317 10650000 PRN      SOLE                        0        0        0